BORROWINGS - Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
BORROWINGS
Short-term bank borrowings			¥ 34,000
Long-term bank borrowings, current portion	¥ 230,805	$ 36,218	68,500
Other long-term borrowings, current portion	153,353	24,065	111,828
Borrowings, current portion, Total	384,158	60,283	214,328
Long-term bank borrowings, non-current portion	1,891,797	296,864	605,119
Other long-term borrowings, non-current portion	323,218	50,720	281,877
Total borrowings	¥ 2,599,173	$ 407,867	¥ 1,101,324